UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                   SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2006

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST


                        PACIFIC CAPITAL CASH ASSETS TRUST
                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

  [LOGO OF THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST: A LION STANDING ON A
                  TWISTED ROPE AND SALE TO LEFT OF PACIFIC](R)

                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC
CAPITAL FUNDS OF CASH
ASSETS TRUST: A LION
STANDING ON A TWISTED
ROPE AND SALE TO
LEFT OF PACIFIC](R)

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST

                               SEMI-ANNUAL REPORT

                                                               November 17, 2006

Dear Investor:

      We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2006.

      The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

      During the current six-month reporting period, the U.S. economy continued to grow at a relatively healthy, albeit, slower pace. The growth in the economy was supported by moderate core inflation and generally positive corporate earnings. Counterbalancing the positive factors was what appears to be the beginning of a slump in the housing market and continued weakness in the automotive sector.

      Citing a possible further slowdown in economic growth, the Federal Reserve (the "Fed") voted to change the course of its monetary policy. At both the August 8th and September 20th Federal Open Market Committee (the "FOMC") meetings, the Fed determined to leave the target on the Federal Funds rate unchanged at 5.25%. In comments released with the August 8th decision, the FOMC said that "economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market" though it forecast continued expansion "at a moderate pace." This decision by the policymakers at the Fed brought a temporary halt to the Fed's two-year inflation fighting policy which had been marked by 17 consecutive interest rate hikes of 0.25% each.

      You may recall that at September 30, 2004, short-term interest rates were at the low level of 1.50%, compared to the Fed's current target of 5.25%. During the two-year period, the rise in short-term rates was welcome news to money market investors. As mentioned in previous report letters, yields on money market funds like those of the Trust, move in concert with rate policies pursued by the Fed. By keeping each fund's average weighted portfolio maturity relatively short, the Trust's Investment Adviser, the Asset Management Group of Bank of Hawaii, has been able to take advantage of the rise in short-term interest rates. As each portfolio's short-term holdings matured, the funds were well positioned to take advantage of the higher yields paid by newly-issued securities. Each of the Trust's portfolios seeks to continue to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

      Looking forward, we are optimistic that each of the Pacific Capital Funds of Cash Assets Trust will continue to provide investors with competitive returns without compromising safety of principal.

      All those associated with the management of your cash reserves wish to thank you for the continued support and confidence you have placed in the Pacific Capital Funds of Cash Assets Trust.

                                   Sincerely,


/s/ Diana P. Herrmann                   /s/ Lacy B. Herrmann

Diana P. Herrmann                       Lacy B. Herrmann
President                               Founder and Chairman Emeritus


                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

   PRINCIPAL
     AMOUNT       COMMERCIAL PAPER (55.8%)                                                      VALUE
---------------   ---------------------------------------------------------------------    --------------
                  AUTOMOTIVE (4.0%)
                  ---------------------------------------------------------------------
   $ 20,000,000   Toyota Motor Credit Corp., 5.24%, 10/25/06 ..........................    $   19,930,133
                                                                                           --------------
                  BANKS (11.9%)
                  ---------------------------------------------------------------------
     20,000,000   Barclays US Funding Corp., 5.33%, 10/04/06 ..........................        19,991,117
     20,000,000   Citigroup Global Markets Holdings, Inc., 5.31%, 12/05/06 ............        19,808,250
     20,000,000   Societe Generale N.A., Inc., 5.26%, 11/20/06 ........................        19,854,028
                                                                                           --------------
                                                                                               59,653,395
                                                                                           --------------
                  BORROWING CONDUIT (4.0%)
                  ---------------------------------------------------------------------
     20,000,000   Abbey National North America Corp., 5.25%, 11/09/06 .................        19,886,250
                                                                                           --------------
                  BROKERAGE (11.9%)
                  ---------------------------------------------------------------------
     20,000,000   Bear Stearns & Co., 5.25%, 12/11/06 .................................        19,792,917
     20,000,000   Merrill Lynch 5.23%, 11/28/06 .......................................        19,831,478
     20,000,000   Morgan Stanley Dean Witter, 5.25%, 10/20/06 .........................        19,944,583
                                                                                           --------------
                                                                                               59,568,978
                                                                                           --------------
                  CONGLOMERATE (4.0%)
                  ---------------------------------------------------------------------
     20,000,000   General Electric Capital Corp., 5.20%, 11/24/06 .....................        19,844,000
                                                                                           --------------
                  FINANCE (12.0%)
                  ---------------------------------------------------------------------
     20,000,000   Calyon NA, Inc., 5.23%, 10/10/06 ....................................        19,973,825
     20,000,000   PACCAR Financial Corp., 5.24%, 11/15/06 .............................        19,869,000
     20,000,000   UBS Finance, 5.25%, 11/13/06 ........................................        19,874,583
                                                                                           --------------
                                                                                               59,717,408
                                                                                           --------------
                  INSURANCE (4.0%)
                  ---------------------------------------------------------------------
     20,000,000   Prudential Funding, 5.23%, 10/12/06 .................................        19,968,039
                                                                                           --------------
                  OIL SERVICES (4.0%)
                  ---------------------------------------------------------------------
     20,000,000   Chevron Funding Corp., 5.23%, 10/31/06 ..............................        19,912,833
                                                                                           --------------
                     Total Commercial Paper ...........................................       278,481,036
                                                                                           --------------
                  CERTIFICATE OF DEPOSIT (4.0%)
                  ---------------------------------------------------------------------
     20,000,000   Wells Fargo, 5.40%, 06/15/07 ........................................        20,000,000
                                                                                           --------------
                  CORPORATE NOTE (3.0%)
                  ---------------------------------------------------------------------
                  INSURANCE (3.0%)
                  ---------------------------------------------------------------------
     15,000,000   Peoples Benefit Life Insurance,
                     Variable Rate Note, 5.50%, 06/22/07* .............................        15,000,000
                                                                                           --------------
                  U.S. GOVERNMENT AGENCIES (8.0%)
                  ---------------------------------------------------------------------
     40,000,000   Federal National Mortgage Association
                  5.26%, 12/06/06 .....................................................        39,614,267
                                                                                           --------------

   PRINCIPAL
     AMOUNT       REPURCHASE AGREEMENTS (29.5%)                                                 VALUE
---------------   ---------------------------------------------------------------------    --------------
                  Bank of America
   $ 29,629,000   5.20%, 10/02/06 .....................................................    $   29,629,000
                     (Proceeds of $29,641,839 to be received at maturity, Collateral:
                     $30,060,000 Federal Home Loan Bank 5.50% due 08/28/08; the
                     collateral fair value plus interest receivable equals $30,235,358)
                  Bank of America
     50,371,000   5.20%, 10/02/06 .....................................................        50,371,000
                     (Proceeds of $50,392,827 to be received at maturity, Collateral:
                     $50,000,000 Federal Home Loan Bank 5.25% due 09/13/13; the
                     collateral fair value plus interest receivable equals $51,400,295)
                  Morgan Stanley Dean Witter
     67,000,000   5.05%, 10/02/06 .....................................................        67,000,000
                                                                                           --------------
                     (Proceeds of $67,028,196 to be received at maturity, Collateral:
                     $68,220,000 US Treasury Note 3.50% due 05/31/07; the
                     collateral fair value plus interest receivable equals $68,373,054)
                  Total Repurchase Agreements .........................................       147,000,000
                                                                                           --------------

     SHARES       INVESTMENT COMPANY (0.1%)
---------------   ---------------------------------------------------------------------
        541,153   JP Morgan U.S. Government Money Market Fund, Capital Shares                     541,153
                                                                                           --------------
                  Total Investments (Amortized Cost $500,636,456**)             100.4%        500,636,456
                  Other assets less liabilities ...................              (0.4)         (1,783,315)
                                                                                -----      --------------
                  NET ASSETS ......................................             100.0%     $  498,853,141
                                                                                =====      ==============

* Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at September 30, 2006, and the maturity date reflects the next rate change date. Represents 3.0% of net assets.
**    Cost for Federal income tax and financial reporting purposes is identical.

                                                                      PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                   PORTFOLIO
                  ----------------------------------                  ----------
                  Commercial Paper ................................      55.6%
                  Certificate of Deposit ..........................       4.0
                  Corporate Note ..................................       3.0
                  U.S. Government Agencies ........................       7.9
                  Repurchase Agreements ...........................      29.4
                  Investment Company ..............................       0.1
                                                                      ----------
                                                                        100.0%
                                                                      ==========

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (99.5%)                                       S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  ALASKA (0.3%)
                  ---------------------------------------------------------
                  Anchorage, AK Electric Utility Revenue Senior Lien-
                     Municipal Light & Power Series C, AMBAC
                     Insured, Prerefunded to 12/01/06 @ 102,
                     Collateral: US Government Securities
   $    500,000   5.125%, 12/01/26 ........................................   Aaa/AAA      $      511,008
                                                                                           --------------
                  COLORADO (3.9%)
                  ---------------------------------------------------------
                  Colorado Housing & Finance Authority Revenue Bonds,
                     Class I, Series A-1, Weekly Reset VRDO*, SPA: FHLB
      7,600,000   3.750%, 10/01/30 ........................................  VMIG1/A-1+         7,600,000
                                                                                           --------------
                  FLORIDA (0.4%)
                  ---------------------------------------------------------
                  Sarasota County, FL Utility System Revenue, FGIC
                     Insured, Prerefunded to 10/01/06 @102, Collateral:
                     State & Local Government Series
        750,000   5.250%, 10/01/25 ........................................   Aaa/AAA             765,000
                                                                                           --------------
                  HAWAII (25.6%)
                  ---------------------------------------------------------
                  City and County Honolulu, HI General Obligation
                     Bonds, Series-A - Escrowed to Maturity, Collateral:
                     US Government Securities
      2,870,000   5.600%, 04/01/07 ........................................  #Aaa/AA-           2,897,828
                  City and County Honolulu, HI General Obligation
                     Commercial Paper Issue W, LOC - Wesdeutsche
                     Landesbank
      5,000,000   3.500%, 12/06/06 ........................................   A-1+/P1           5,000,000
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Queens Health System)
                     Series C, Weekly Reset VRDO*, AMBAC Insured,
                     SPA: Bank of America N.A.
     35,000,000   3.600%, 07/01/28 ........................................  MIG1/AAA          35,000,000
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bonds (The Queen's Health
                     System) Series A,  Weekly Reset VRDO*, SPA:
                     Bank of Nova Scotia, AMBAC Insured
      4,600,000   3.590%, 07/01/29 ........................................  VMIG1/A-1+         4,600,000

                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                   S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  HAWAII (CONTINUED)
                  ---------------------------------------------------------
                  Hawaii State General Obligation Series CN, FGIC
                     Insured, Escrowed to Maturity, Prerefunded to
                     03/01/07 @102, Collateral: US Government
                     Securities,
   $  1,750,000   5.250%, 03/01/10 ........................................   Aaa/AAA      $    1,795,854
                                                                                           --------------
                                                                                               49,293,682
                                                                                           --------------
                  ILLINOIS (4.0%)
                  ---------------------------------------------------------
                  Chicago, IL  General Obligation Bonds, Park District,
                     MBIA Insured,  Prerefunded to 01/01/07 @101,
                     Collateral: State & Local Government Series
      1,145,000   5.400%, 01/01/09 ........................................   Aaa/AAA           1,162,061
                  Chicago, IL General Obligation Bonds, Series B,
                     Weekly Reset VRDO*, SPA: Landesbank Baden-
                     Wurttemberg FGIC Insured
      3,000,000   3.740%, 01/01/37 ........................................  VMIG1/A-1+         3,000,000
                  Chicago IL Housing Authority Capital Program Revenue,
                     Escrowed to Maturity, Collateral: State & Local
                     Government Series 100%, Prerefunded
      2,185,000   5.000%, 07/01/07 ........................................   Aa3/NR            2,208,117
                  Cook County, IL General Obligation Capital
                     Improvement  - Prerefunded to 11/15/06 @101,
                     Collateral: US Government Securities, FGIC Insured
      1,250,000   5.875%, 11/15/22 ........................................   Aaa/AAA           1,266,022
                                                                                           --------------
                                                                                                7,636,200
                                                                                           --------------
                  MARYLAND (0.6%)
                  ---------------------------------------------------------
                  Montgomery County, MD Public Improvement Series
                     General Obligation, Escrowed to Maturity,
                     Prerefunded 05/01/07 @102, Collateral: State &
                     Local Government Series
      1,085,000   5.375%, 05/01/13 ........................................   Aaa/AAA           1,116,379
                                                                                           --------------
                  MASSACHUSETTS (0.4%)
                  ---------------------------------------------------------
                  Massachusetts Health & Educational Facilities
                     Authority Revenue Wellesley College Issue E,
                     Weekly Reset VRDO*
        690,000   3.800%, 07/01/22 ........................................   Aa1/AA+             690,000
                                                                                           --------------

                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                   S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  MICHIGAN (9.9%)
                  ---------------------------------------------------------
                  Detroit, MI Sewer Disposal Revenue Series A, MBIA
                     Insured, Escrowed to Maturity, Prerefunded to
                     07/01/07 @101, Collateral: State & Local
                     Government Series 100%
   $    250,000   5.000%, 07/01/11 ........................................   Aaa/AAA      $      254,705
                  Eastern Michigan University, MI University Revenue
                     Bonds, Daily Reset VRDO*, FGIC Insured,
                     SPA: FGIC-SPI
      4,760,000   3.850%, 06/01/27 ........................................  Aaa/A-1+           4,760,000
                  Michigan State Trunk Line, Series A, Revenue Bond,
                     Prerefunded to 11/01/06 @101, FGIC Insured,
                     Collateral: State & Local Government Series
      1,500,000   5.625%, 11/01/26 ........................................   Aaa/AAA           1,517,909
                  Northern Michigan University Revenue Bonds,
                     Daily Reset VRDO* SPA - DEPFA Bank PLC,
                     AMBAC Insured
      1,000,000   3.850%, 12/01/35 ........................................   Aaa/AAA           1,000,000
                  Northern Michigan University Revenue Bonds, Daily
                     Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
      4,210,000   3.850%, 06/01/31 ........................................  VMIG1/A-1+         4,210,000
                  Rochester, MI Community School District General
                     Obligation, MBIA Insured, Escrowed to Maturity,
                     Prerefunded 05/01/07 @100, Collateral: State &
                     Local Government Securities 100%
      7,315,000   5.250%, 05/01/15 ........................................  #Aaa/AAA           7,383,816
                                                                                           --------------
                                                                                               19,126,430
                                                                                           --------------
                  MISSISSIPPI (0.6%)
                  ---------------------------------------------------------
                  Mississippi State Capital Improvement General
                     Obligation, Escrowed to Maturity, Collateral: US
                     Government Securities 100%, Prerefunded
      1,220,000   5.500%, 11/01/06 ........................................   #Aaa/AA           1,221,826
                                                                                           --------------
                  MISSOURI (14.6%)
                  ---------------------------------------------------------
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kaufman
                     Foundation), Daily Reset VRDO*
      7,110,000   3.850%, 04/01/27 ........................................   NR/A-1+           7,110,000
        450,000   3.850%, 04/01/27 ........................................   NR/A-1+             450,000

                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                   S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  MISSOURI (CONTINUED)
                  ---------------------------------------------------------
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (St. Louis University), Series B,
                     Daily Reset VRDO*, SPA: Bank of America N.A.
   $  5,410,000   3.880%, 10/01/24 ........................................  VMIG1/A-1+    $    5,410,000
                  Missouri Sate Health & Educational Facilities Authority
                     Revenue (Washington University), Series B, SPA:
                     JP Morgan Chase Bank, Daily Reset VRDO*
      2,600,000   3.890%, 03/01/40 ........................................  VMIG1/A-1+         2,600,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series C,
                     Daily Reset VRDO*, SPA: JP Morgan Chase Bank
      2,800,000   3.850%, 09/01/30 ........................................  VMIG1/A-1+         2,800,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series D,
                     Daily Reset VRDO*, SPA: JP Morgan Chase Bank
      2,100,000   3.850%, 09/01/30 ........................................  VMIG1/A-1+         2,100,000
                  University of Missouri, Curators of the University of
                     Missouri System Facilities Revenue Bonds, Series
                     A, Daily Reset VRDO*
      4,000,000   3.890%, 11/01/32 ........................................  VMIG1/A-1+         4,000,000
                  University of Missouri University Revenue, Daily Reset
                     VRDO* System Facilities-Series B
      3,650,000   3.890%, 11/01/30 ........................................  VMIG1/A-1+         3,650,000
                                                                                           --------------
                                                                                               28,120,000
                                                                                           --------------
                  MONTANA (2.6%)
                  ---------------------------------------------------------
                  Montana State, Health Facilities Authority
                     Revenue Bonds, Series A, Weekly Reset VRDO*,
                     FGIC Insured SPA: Wells Fargo
      5,000,000   3.750%, 12/01/15 ........................................  VMIG1/A-1+         5,000,000
                                                                                           --------------
                  NEVADA (4.6%)
                  ---------------------------------------------------------
                  Clark County, NV Airport Revenue Bonds, Series C,
                     Weekly Reset VRDO*, FGIC Insured, SPA:
                     Landesbank Baden-Wurttemberg
      8,800,000   3.740%, 07/01/29 ........................................  VMIG1/A-1+         8,800,000
                                                                                           --------------

                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                   S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  NEW JERSEY (1.3%)
                  ---------------------------------------------------------
                  New Jersey Economic Development Authority
                     Revenue 1st Mortgage-Cranes Mill-A, Escrowed
                     to Maturity, Prerefunded 02/01/07 @102,
                     Collateral:  US Government Securities
   $  1,400,000   7.500%, 02/01/27 ........................................   #Aaa/NR      $    1,456,381
                  New Jersey Economic Development Authority
                     Health Revenue 1st Mortgage - Winchester
                     Gardens- Series A - Prerefunded to 11/01/06
                     @102, Collateral: US Government Securities
      1,100,000   8.625%, 11/01/25 ........................................   #Aaa/NR           1,126,329
                                                                                           --------------
                                                                                                2,582,710
                                                                                           --------------
                  NEW YORK (8.7%)
                  ---------------------------------------------------------
                  Long Island, NY Power Authority Revenue Bonds,
                     Series 1A, Weekly Reset VRDO*, LOC:
                     80% Bayerische Landesbank 20%
                     Landesbank Baden-Wurttemberg
      9,000,000   3.750%, 05/01/33 ........................................  VMIG1/A-1+         9,000,000
                  New York, NY City Transitional Finance Authority
                     Revenue Bonds, Series 3, Daily Reset VRDO*,
                     SPA: Royal Bank of Canada
      7,800,000   3.870%, 11/01/22 ........................................  VMIG1/A-1+         7,800,000
                                                                                           --------------
                                                                                               16,800,000
                                                                                           --------------
                  NORTH CAROLINA (14.7%)
                  ---------------------------------------------------------
                  Charlotte, NC  Airport Revenue Bonds, Series A,
                     Weekly Reset VRDO*, MBIA Insured, SPA:
                     JP Morgan Chase
      8,520,000   3.730%,  07/01/16 .......................................  VMIG1/A-1+         8,520,000
                  Concord, NC Utility Systems Revenue Bonds,
                     Series B, Weekly Reset VRDO*, FSA Insured,
                     SPA: Wachovia Bank
      8,820,000   3.730%, 12/01/22 ........................................  VMIG1/NR           8,820,000
                  Durham, NC General Obligation Bonds
                     (Public Improvement Project), Weekly Reset
                     VRDO*, SPA: Wachovia Bank of North Carolina
      1,150,000   3.750%, 02/01/09 ........................................  VMIG1/A-1+         1,150,000
      2,975,000   3.750%, 02/01/11 ........................................  VMIG1/A-1+         2,975,000
      1,270,000   3.750%, 02/01/12 ........................................  VMIG1/A-1+         1,270,000
      1,475,000   3.750%, 02/01/13 ........................................  VMIG1/A-1+         1,475,000

                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                   S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  NORTH CAROLINA (CONTINUED)
                  ---------------------------------------------------------
                  North Carolina East Municipal Power Agency
                     Power System Revenue Refunding -Series B -
                     Prerefunded to 01/01/07 @102, Collateral:
                     US Treasury Securities, MBIA Insured
   $  4,000,000   5.875%, 01/01/21 ........................................   Aaa/AAA      $    4,102,631
                                                                                           --------------
                                                                                               28,312,631
                                                                                           --------------
                  OHIO (1.3%)
                  ---------------------------------------------------------
                  Ohio Housing Finance Agency Mortgage Revenue
                     Bonds (Residential Mortgage), Series E-AMT,
                     Weekly Reset VRDO*, SPA: FHLB
      2,590,000   3.800%, 09/01/34 ........................................  VMIG1/NR           2,590,000
                                                                                           --------------
                  OREGON (0.5%)
                  ---------------------------------------------------------
                  Josephine County, OR School District #007 General
                     Obligation, FGIC Insured, Escrowed to Maturity,
                     Prerefunded 06/01/07 @100, Collateral:
                     US Government Securities
      1,000,000   5.700%, 06/01/13 ........................................   Aaa/AAA           1,014,314
                                                                                           --------------
                  TEXAS (2.4%)
                  ---------------------------------------------------------
                  Allen, TX Independent School District General
                     Obligation, Escrowed to Maturity,
                     Prerefunded 02/15/07 @100, Collateral:
                     US Government Securities, Permanent School
                     Fund-Guaranteed
      1,255,000   5.100%, 02/15/12 ........................................   Aaa/AAA           1,261,372
                  Austin, TX Utility System Revenue
                     Prerefunded-Combined-Series A - Escrowed
                     to Maturity, Collateral: State & Local
                     Government Series
      2,300,000   6.000%, 11/15/06 ........................................   Aaa/AAA           2,306,624
                  Denton, TX Utility System Revenue Refunding,
                     Series A, MBIA Insured, Prerefunded to 12/01/06
                     @100, Collateral: US Government Securities
      1,000,000   5.950%, 12/01/14 ........................................   Aaa/AAA           1,003,998
                                                                                           --------------
                                                                                                4,571,994
                                                                                           --------------

                                                                              RATING
   PRINCIPAL                                                                  MOODY'S/
     AMOUNT       MUNICIPAL BONDS (CONTINUED)                                   S&P             VALUE
---------------   ---------------------------------------------------------  ----------    --------------
                  VIRGINIA (3.1%)
                  ---------------------------------------------------------
                  University of Virginia Revenue Bonds, Series A,
                     Weekly Reset VRDO*
   $  6,000,000   3.720%, 06/01/34 ........................................  VMIG1/A-1+    $    6,000,000
                                                                                           --------------
                  Total Municipal Bonds ...................................                   191,752,174
                                                                                           --------------

     Shares       INVESTMENT COMPANY (0.1%)
---------------   ---------------------------------------------------------
        155,000   Goldman Sachs Financial Square Tax-Free
                       Money Market Fund Institutional Shares .............                       155,000
                                                                                           --------------
                  Total Investments (Amortized Cost
                     $191,907,174**) ......................................     99.6%         191,907,174
                  Other assets less liabilities ...........................      0.4              812,023
                                                                             ----------    --------------
                  NET ASSETS ..............................................    100.0%      $  192,719,197
                                                                             ==========    ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
**    Cost for Federal income tax and financial reporting purposes is identical

                       PORTFOLIO DISTRIBUTION (UNAUDITED)
                       ----------------------------------

                                                                     PERCENTAGE
                                                                    OF PORTFOLIO
                                                                    ------------
Alaska                                                                      0.3%
Colorado                                                                    4.0
Florida                                                                     0.4
Hawaii                                                                     25.7
Illinois                                                                    4.0
Investment Company                                                          0.1
Maryland                                                                    0.6
Massachussetts                                                              0.4%
Michigan                                                                   10.0
Mississipi                                                                  0.6
Missouri                                                                   14.6
Montana                                                                     2.6
Nevada                                                                      4.6
New Jersey                                                                  1.3
New York                                                                    8.8%
North Carolina                                                             14.7
Ohio                                                                        1.3
Oregon                                                                      0.5
Texas                                                                       2.4
Virginia                                                                    3.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance
IBC - Insured Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
SPA - Standby Bond Purchase Agreement
SPI - Securities Purchase, Inc.
VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

   PRINCIPAL
     AMOUNT       U.S. GOVERNMENT AGENCIES (100.1%)                                             VALUE
---------------   ---------------------------------------------------------------------    --------------
                  FEDERAL FARM CREDIT BANK (6.2%)
                  ---------------------------------------------------------------------
   $ 65,000,000   5.16%, 10/10/06 .....................................................    $   64,916,150
     20,000,000   5.04%, 02/27/07 .....................................................        19,582,800
                                                                                           --------------
                                                                                               84,498,950
                                                                                           --------------
                  FEDERAL HOME LOAN BANK (93.9%)
                  ---------------------------------------------------------------------
    174,000,000   4.75%, 10/02/06 .....................................................       173,977,042
    110,000,000   5.28%, 10/04/06 .....................................................       109,951,579
     27,000,000   5.24%, 10/06/06 .....................................................        26,980,339
     66,000,000   5.23%, 10/11/06 .....................................................        65,904,098
     22,000,000   5.13%, 10/13/06 .....................................................        21,962,343
     50,000,000   5.15%, 10/18/06 .....................................................        49,878,403
     95,000,000   5.12%, 10/20/06 .....................................................        94,743,289
     60,000,000   5.25%, 10/25/06 .....................................................        59,789,880
     78,000,000   5.15%, 10/27/06 .....................................................        77,710,165
     95,000,000   5.21%, 11/01/06 .....................................................        94,573,793
     20,000,000   5.15%, 11/08/06 .....................................................        19,891,383
     50,000,000   5.16%, 11/15/06 .....................................................        49,677,500
     95,000,000   5.15%, 11/17/06 .....................................................        94,361,877
     58,000,000   5.14%, 11/22/06 .....................................................        57,568,963
     21,431,000   5.15%, 11/24/06 .....................................................        21,265,606
     20,000,000   5.08%, 11/29/06 .....................................................        19,833,325
     33,000,000   5.15%, 12/08/06 .....................................................        32,679,295
     50,000,000   5.09%, 12/22/06 .....................................................        49,420,306
     95,000,000   5.08%, 12/27/06 .....................................................        93,833,113
     75,000,000   5.04%, 03/30/07 .....................................................        73,110,000
                                                                                           --------------
                                                                                            1,287,112,299
                                                                                           --------------
                     Total U.S. Government Agencies ...................................     1,371,611,249
                                                                                           --------------
     SHARES       INVESTMENT COMPANY (0.3%)
---------------   ---------------------------------------------------------------------
      3,978,626   JP Morgan U.S. Government Money Market Fund, Capital Shares .........         3,978,626
                                                                                           --------------
                     Total Investments (Amortized Cost $1,375,589,875*) ....  100.4%        1,375,589,875
                     Other assets less liabilities .........................   (0.4)          (5,381,797)
                                                                              -----        --------------
                     NET ASSETS ............................................  100.0%       $1,370,208,078
                                                                              =====        ==============

*     Cost for Federal income tax and financial reporting purposes is identical.

                                                                      PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                   PORTFOLIO
                  ----------------------------------                  ----------
                  U.S. Government Agencies .........................     99.7%
                  Investment Company ...............................      0.3
                                                                      ----------
                                                                        100.0%
                                                                      ==========

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                 CASH               TAX-FREE           GOVERNMENT
                                                                                 FUND                 FUND                FUND
                                                                            --------------       --------------       --------------
ASSETS:
    Investments at value and amortized cost (note 2) ................       $  353,636,456       $  191,907,174       $1,375,589,875
    Repurchase agreements (note 2) ..................................          147,000,000                   --                   --
    Interest receivable .............................................              437,507            1,527,826                5,706
    Other assets ....................................................               35,952               14,965               87,927
                                                                            --------------       --------------       --------------
       Total Assets .................................................          501,109,915          193,449,965        1,375,683,508
                                                                            --------------       --------------       --------------

LIABILITIES:
    Cash overdraft ..................................................                   --              124,914                   --
    Dividends payable ...............................................            1,927,759              483,693            4,837,810
    Adviser and Administrator fees payable ..........................              205,097               65,122              414,480
    Distribution fees payable .......................................               40,060               15,675              175,129
    Accrued expenses ................................................               83,858               41,364               48,011
                                                                            --------------       --------------       --------------
       Total Liabilities ............................................            2,256,774              730,768            5,475,430
                                                                            --------------       --------------       --------------
    NET ASSETS ......................................................       $  498,853,141       $  192,719,197       $1,370,208,078
                                                                            ==============       ==============       ==============

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
       par value $0.01 per share ....................................       $    4,988,388       $    1,927,067       $   13,701,381
    Additional paid-in capital ......................................          493,863,573          190,781,858        1,356,505,166
    Accumulated net realized gain (loss) on investments .............                1,180               10,272                1,531
                                                                            --------------       --------------       --------------
                                                                            $  498,853,141       $  192,719,197       $1,370,208,078
                                                                            ==============       ==============       ==============

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
       Net Assets ...................................................       $  325,655,401       $  126,607,674       $  445,909,939
                                                                            ==============       ==============       ==============
       Shares outstanding ...........................................          325,873,527          126,599,538          445,880,250
                                                                            ==============       ==============       ==============
       Net asset value per share ....................................       $         1.00       $         1.00       $         1.00
                                                                            ==============       ==============       ==============

    Service Shares Class:
       Net Assets ...................................................       $  173,197,740       $   66,111,523       $  924,298,139
                                                                            ==============       ==============       ==============
       Shares outstanding ...........................................          172,965,224           66,107,205          924,257,896
                                                                            ==============       ==============       ==============
       Net asset value per share ....................................       $         1.00       $         1.00       $         1.00
                                                                            ==============       ==============       ==============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                 SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                CASH               TAX-FREE           GOVERNMENT
                                                                                FUND                 FUND                FUND
                                                                           --------------       --------------       --------------
INVESTMENT INCOME:

    Interest income .................................................      $   12,307,085       $    3,555,592       $   30,793,607
                                                                           --------------       --------------       --------------

EXPENSES:
    Investment Advis er fees (note 3) ...............................             872,512              305,728            1,991,826
    Administrator fees (note 3) .....................................             331,506               99,490              444,384
    Distribution fees (note 3) ......................................             216,544               99,066            1,011,990
    Trustees' fees and expenses .....................................              48,978               34,129               87,220
    Shareholders' reports ...........................................              24,955                3,536               16,141
    Insurance .......................................................              23,901                9,968               57,945
    Legal fees (note 3) .............................................              22,686               11,399               28,730
    Registration fees and dues ......................................              20,044                5,103               26,308
    Fund accounting fees ............................................              19,459               20,978               20,848
    Auditing and tax fees ...........................................              10,825                8,365               12,415
    Transfer and shareholder servicing agent fees ...................               5,280                5,271                5,293
    Custodian fees ..................................................               2,965                5,666                4,688
    Chief Compliance Officer (note 3) ...............................               2,278                2,278                2,278
    Miscellaneous ...................................................               8,755                4,097               22,859
                                                                           --------------       --------------       --------------
    Total expenses ..................................................           1,610,688              615,074            3,732,925
    Expenses paid indirectly (note 5) ...............................              (1,846)              (1,369)              (3,838)
                                                                           --------------       --------------       --------------
Net expenses ........................................................           1,608,842              613,705            3,729,087
                                                                           --------------       --------------       --------------
Net investment income ...............................................          10,698,243            2,941,887           27,064,520
Net realized gain (loss) from securities transactions ...............                  --                  172                   --
                                                                           --------------       --------------       --------------

Net change in net assets resulting from operations ..................      $   10,698,243       $    2,942,059       $   27,064,520
                                                                           ==============       ==============       ==============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            CASH FUND                                  TAX-FREE FUND
                                              --------------------------------------      --------------------------------------
                                               Six Months Ended                            Six Months Ended
                                              September 30, 2006        Year Ended        September 30, 2006        Year Ended
                                                 (unaudited)          March 31, 2006         (unaudited)          March 31, 2006
                                              ------------------     ---------------      ------------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ................      $    10,698,243       $    14,580,671       $     2,941,887       $     4,482,897
   Net realized gain (loss)
     from securities transactions .......                   --                 1,180                   172                10,100
                                               ---------------       ---------------       ---------------       ---------------
   Net change in net assets
     resulting from operations ..........           10,698,243            14,581,851             2,942,059             4,492,997
                                               ---------------       ---------------       ---------------       ---------------

DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Original Shares ......................           (6,988,064)           (9,721,572)           (1,852,029)           (1,704,092)
   Service Shares .......................           (3,710,179)           (4,859,099)           (1,089,858)           (2,778,805)
                                               ---------------       ---------------       ---------------       ---------------
   Total dividends to shareholders
     from net investment income .........          (10,698,243)          (14,580,671)           (2,941,887)           (4,482,897)
                                               ---------------       ---------------       ---------------       ---------------

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
   Proceeds from shares sold:
   Original Shares ......................          443,270,516           772,407,051           114,061,178           223,627,397
   Service Shares .......................          264,945,636           498,998,950            69,798,778           165,033,651
                                               ---------------       ---------------       ---------------       ---------------
                                                   708,216,152         1,271,406,001           183,859,956           388,661,048
                                               ---------------       ---------------       ---------------       ---------------

   Reinvested dividends:
   Original Shares ......................              133,015               217,287                20,272                91,298
   Service Shares .......................            3,008,826             4,773,677               925,843             1,695,763
                                               ---------------       ---------------       ---------------       ---------------
                                                     3,141,841             4,990,964               946,115             1,787,061
                                               ---------------       ---------------       ---------------       ---------------

   Cost of shares redeemed:
   Original Shares ......................         (402,951,783)         (853,144,228)         (120,036,399)         (225,091,397)
   Service Shares .......................         (264,442,468)         (500,085,192)          (97,639,470)         (145,858,384)
                                               ---------------       ---------------       ---------------       ---------------
                                                  (667,394,251)       (1,353,229,420)         (217,675,869)         (370,949,781)
                                               ---------------       ---------------       ---------------       ---------------
Change in net assets
   from capital share transactions ......           43,963,742           (76,832,455)          (32,869,798)           19,498,328
                                               ---------------       ---------------       ---------------       ---------------
   Total change in net assets ...........           43,963,742           (76,831,275)          (32,869,626)           19,508,428

NET ASSETS:
   Beginning of period ..................          454,889,399           531,720,674           225,588,823           206,080,395
                                               ---------------       ---------------       ---------------       ---------------
   End of period* .......................      $   498,853,141       $   454,889,399       $   192,719,197       $   225,588,823
                                               ===============       ===============       ===============       ===============

* Includes undistributed (distributions
  in excess of) net investment income of:      $            --       $            --       $            --       $            --
                                               ===============       ===============       ===============       ===============

                                                     GOVERNMENT FUND
                                           ------------------------------------
                                            Six Months Ended
                                           September 30, 2006     Year Ended
                                              (unaudited)       March 31, 2006
                                           ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ................   $    27,064,520     $    33,279,020
   Net realized gain (loss)
     from securities transactions .......                --               2,274
                                            ---------------     ---------------
   Net change in net assets
     resulting from operations ..........        27,064,520          33,281,294
                                            ---------------     ---------------

DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Original Shares ......................        (9,424,725)        (12,231,234)
   Service Shares .......................       (17,639,795)        (21,047,786)
                                            ---------------     ---------------
   Total dividends to shareholders
     from net investment income .........       (27,064,520)        (33,279,020)
                                            ---------------     ---------------

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
   Proceeds from shares sold:
   Original Shares ......................       723,737,323         892,335,436
   Service Shares .......................     1,381,263,250       3,155,652,101
                                            ---------------     ---------------
                                              2,105,000,573       4,047,987,537
                                            ---------------     ---------------

   Reinvested dividends:
   Original Shares ......................            72,704             139,115
   Service Shares .......................        14,437,107          21,010,927
                                            ---------------     ---------------
                                                 14,509,811          21,150,042
                                            ---------------     ---------------

   Cost of shares redeemed:
   Original Shares ......................      (707,320,692)       (817,340,270)
   Service Shares .......................    (1,358,648,236)     (2,867,454,460)
                                            ---------------     ---------------
                                             (2,065,968,928)     (3,684,794,730)
                                            ---------------     ---------------
Change in net assets
   from capital share transactions ......        53,541,456         384,342,849
                                            ---------------     ---------------
   Total change in net assets ...........        53,541,456         384,345,123

NET ASSETS:
   Beginning of period ..................     1,316,666,622         932,321,499
                                            ---------------     ---------------
   End of period* .......................   $ 1,370,208,078     $ 1,316,666,622
                                            ===============     ===============

* Includes undistributed (distributions
  in excess of) net investment income of:   $            --     $            --
                                            ===============     ===============


                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

1.    ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2006, a reclassification was made to increase (decrease) undistributed net investment income (distributions in excess of net investment income), accumulated net realized gain (loss) on investments and additional paid-in capital for the Funds as follows:

                                                          Tax-Free   Government
                                            Cash Fund       Fund        Fund
                                            ---------    ---------   ----------
      Additional Paid-in Capital ........   $  13,438    $(107,877)   $  68,263
      Undistributed net investment income      13,438      107,877      (68,263)

      These reclassifications are primarily due to dividend redesignations. Net assets were not affected by these changes.

i) NEW ACCOUNTING PRONOUNCEMENT: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in income Taxes" ("FIN

      48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Trust.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the effect of SFAS 157 on the Trust's financial statements.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

      Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

      Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis. No such reduction in fees was required for the six months ended September 30, 2006.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b)    DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2006, the following amounts were incurred for legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations: Cash Fund $20,660; Tax-Free Fund $10,612; Government Fund $25,757. The Secretary of the Trust is a Partner at that firm.

4.    GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5.    EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash uninvested.

6.    PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7.    INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during fiscal 2006 and 2005 were as follows:

                                  Cash Fund                  Tax-Free Fund                 Government Fund
                         --------------------------    --------------------------    --------------------------
                             2006           2005           2006           2005           2006           2005
                         -----------    -----------    -----------    -----------    -----------    -----------
Ordinary income .....    $14,497,718    $ 5,915,623    $        --    $        --    $33,395,289    $10,709,831
Net tax-exempt income             --             --      4,452,274      2,023,379             --             --
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    -----------    -----------    -----------    -----------
Total ...............    $14,497,718    $ 5,915,623    $ 4,452,274    $ 2,023,379    $33,395,289    $10,709,831
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                                      Tax-Free         Government
                                                   Cash Fund            Fund              Fund
                                                --------------    --------------    --------------
Undistributed ordinary income ..............    $      926,889    $       10,100    $    1,406,955
Undistributed tax exempt income ............                --           286,616                --
Accumulated net realized loss on investments                --                --                --
                                                --------------    --------------    --------------
                                                $      926,889    $      296,716    $    1,406,955
                                                ==============    ==============    ==============

--------------------------------------------------------------------------------

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            ORIGINAL SHARES
                                           ----------------------------------------------------------------------------
                                           Six Months
                                              Ended                             Year Ended March 31,
                                             9/30/06        -----------------------------------------------------------
                                           (unaudited)        2006         2005         2004         2003         2002
                                           -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ....    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             -------        -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income+ ................       0.02           0.03         0.01         0.01         0.01         0.03
                                             -------        -------      -------      -------      -------      -------
Less distributions:
  Dividends from net investment income ..      (0.02)         (0.03)       (0.01)       (0.01)       (0.01)       (0.03)
                                             -------        -------      -------      -------      -------      -------
Net asset value, end of period ..........    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =======        =======      =======      =======      =======      =======
Total return ............................       2.29%*         3.20%        1.36%        0.90%        1.35%        2.52%

Ratios/supplemental data
  Net assets, end of period (in millions)    $   326        $   286      $   366      $   287      $   361      $   353
  Ratio of expenses to average net assets       0.58%**        0.58%        0.37%        0.21%        0.36%        0.58%
  Ratio of net investment income to
    average net assets ..................       4.53%**        3.09%        1.39%        0.90%        1.34%        2.51%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets           ++             ++       0.57%        0.57%        0.58%            ++
  Ratio of net investment income to
    average net assets ..................           ++             ++       1.19%        0.54%        1.12%            ++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets       0.58%**        0.58%        0.37%        0.21%        0.36%        0.57%

                                                                           SERVICE SHARES
                                           ----------------------------------------------------------------------------
                                           Six Months
                                              Ended                             Year Ended March 31,
                                             9/30/06        -----------------------------------------------------------
                                           (unaudited)        2006         2005         2004         2003         2002
                                           -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ....    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             -------        -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income+ ................       0.02           0.03         0.01         0.01         0.01         0.02
                                             -------        -------      -------      -------      -------      -------
Less distributions:
  Dividends from net investment income ..      (0.02)         (0.03)       (0.01)       (0.01)       (0.01)       (0.02)
                                             -------        -------      -------      -------      -------      -------
Net asset value, end of period ..........    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =======        =======      =======      =======      =======      =======
Total return ............................       2.16%*         2.94%        1.11%        0.65%        1.09%        2.27%

Ratios/supplemental data
  Net assets, end of period (in millions)    $   173        $   169      $   166      $   119      $   123      $   146
  Ratio of expenses to average net assets       0.83%**        0.83%        0.61%        0.46%        0.61%        0.83%
  Ratio of net investment income to
    average net assets ..................       4.28%**        2.91%        1.12%        0.65%        1.10%        2.36%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets           ++             ++       0.81%        0.82%        0.83%            ++
  Ratio of net investment income to
    average net assets ..................           ++             ++       0.91%        0.29%        0.88%            ++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets       0.83%**        0.83%        0.61%        0.46%        0.61%        0.82%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Not annualized.
**    Annualized.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            ORIGINAL SHARES
                                           ---------------------------------------------------------------------------
                                           Six Months
                                              Ended                             Year Ended March 31,
                                             9/30/06        -----------------------------------------------------------
                                           (unaudited)        2006         2005         2004         2003         2002
                                           -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ....    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             -------        -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income+ ................       0.02           0.02         0.01         0.01         0.01         0.02
                                             -------        -------      -------      -------      -------      -------
Less distributions:
  Dividends from net investment income ..      (0.02)         (0.02)       (0.01)       (0.01)       (0.01)       (0.02)
                                             -------        -------      -------      -------      -------      -------
Net asset value, end of period ..........    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =======        =======      =======      =======      =======      =======
Total return ............................       1.52%*         2.21%        1.16%        0.84%        1.15%        2.00%

Ratios/supplemental data
  Net assets, end of period (in millions)                   $   127      $   133      $   134      $    99      $   130
  Ratio of expenses to average net assets       0.51%**        0.50%        0.29%        0.17%        0.28%        0.51%
  Ratio of net investment income to
    average net assets ..................       3.00%**        2.20%        1.17%        0.84%        1.13%        1.94%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets           ++             ++       0.49%        0.52%        0.50%            ++
  Ratio of net investment income to
    average net assets ..................           ++             ++       0.96%        0.50%        0.90%            ++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets       0.51%**        0.50%        0.28%        0.17%        0.27%        0.51%

                                                                           SERVICE SHARES
                                           ----------------------------------------------------------------------------
                                           Six Months
                                              Ended                            Year Ended March 31,
                                             9/30/06        -----------------------------------------------------------
                                           (unaudited)        2006         2005         2004         2003         2002
                                           -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ....    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             -------        -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income+ ................       0.01           0.02         0.01         0.01         0.01         0.02
                                             -------        -------      -------      -------      -------      -------
Less distributions:
  Dividends from net investment income ..      (0.01)         (0.02)       (0.01)       (0.01)       (0.01)       (0.02)
                                             -------        -------      -------      -------      -------      -------
Net asset value, end of period ..........    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =======        =======      =======      =======      =======      =======
Total return ............................       1.39%*         1.96%        0.90%        0.59%        0.90%        1.75%

Ratios/supplemental data
  Net assets, end of period (in millions)    $   100        $    66      $93 $72      $    50      $    56      $    52
  Ratio of expenses to average net assets       0.76%**        0.75%        0.53%        0.42%        0.53%        0.77%
  Ratio of net investment income to
    average net assets ..................       2.75%**        1.94%        0.92%        0.59%        0.89%        1.77%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets           ++             ++       0.75%        0.77%        0.76%            ++
  Ratio of net investment income to
    average net assets ..................           ++             ++       0.71%        0.25%        0.66%            ++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets       0.76%**        0.75%        0.53%        0.42%        0.52%        0.77%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Not annualized.
**    Annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            ORIGINAL SHARES
                                           ----------------------------------------------------------------------------
                                           Six Months
                                             Ended                              Year Ended March 31,
                                             9/30/06        -----------------------------------------------------------
                                           (unaudited)        2006         2005         2004         2003         2002
                                           -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ....    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             -------        -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income+ ................       0.02           0.03         0.01         0.01         0.01         0.03
                                             -------        -------      -------      -------      -------      -------
Less distributions:
  Dividends from net investment income ..      (0.02)         (0.03)       (0.01)       (0.01)       (0.01)       (0.03)
                                             -------        -------      -------      -------      -------      -------
Net asset value, end of period ..........    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =======        =======      =======      =======      =======      =======
Total return ............................       2.33%*         3.25%        1.41%        0.96%        1.34%        2.73%

Ratios/supplemental data
  Net assets, end of period (in millions)    $   446        $   429      $   354      $   263      $   270      $   306
  Ratio of expenses to average net assets       0.45%**        0.45%        0.27%        0.11%        0.25%        0.45%
  Ratio of net investment income to
    average net assets ..................       4.61%**        3.25%        1.42%        0.96%        1.34%        2.47%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets           ++             ++       0.45%        0.46%        0.46%            ++
  Ratio of net investment income to
    average net assets ..................           ++             ++       1.24%        0.62%        1.12%            ++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets       0.45%**        0.45%        0.27%        0.11%        0.24%        0.45%

                                                                            SERVICE SHARES
                                           ----------------------------------------------------------------------------
                                           Six Months
                                             Ended                              Year Ended March 31,
                                             9/30/06        -----------------------------------------------------------
                                           (unaudited)        2006         2005         2004         2003         2002
                                           -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ....    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             -------        -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income+ ................       0.02           0.03         0.01         0.01         0.01         0.02
                                             -------        -------      -------      -------      -------      -------
Less distributions:
  Dividends from net investment income ..      (0.02)         (0.03)       (0.01)       (0.01)       (0.01)       (0.02)
                                             -------        -------      -------      -------      -------      -------
Net asset value, end of period ..........    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =======        =======      =======      =======      =======      =======
Total return ............................       2.20%*         3.00%        1.16%        0.71%        1.09%        2.48%

Ratios/supplemental data
  Net assets, end of period (in millions)    $   924        $   887      $   578      $   575      $   448      $   457
  Ratio of expenses to average net assets       0.70%**        0.70%        0.52%        0.36%        0.49%        0.70%
  Ratio of net investment income to
    average net assets ..................       4.36%**        3.02%        1.16%        0.71%        1.08%        2.39%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets           ++             ++       0.70%        0.71%        0.71%            ++
  Ratio of net investment income to
    average net assets ..................           ++             ++       0.98%        0.36%        0.86%            ++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets       0.70%**        0.70%        0.52%        0.36%        0.49%        0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Not annualized.
**    Annualized.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2006

                                     BEGINNING         ENDING        EXPENSES
                       ACTUAL         ACCOUNT          ACCOUNT      PAID DURING
                   TOTAL RETURN(1)     VALUE            VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares         2.29%        $1,000.00        $1,022.90        $    2.94
Service Shares          2.16%        $1,000.00        $1,021.60        $    4.21
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         1.52%        $1,000.00        $1,015.20        $    2.58
Service Shares          1.39%        $1,000.00        $1,013.90        $    3.84
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         2.33%        $1,000.00        $1,023.30        $    2.28
Service Chares          2.20%        $1,000.00        $1,022.00        $    3.55
--------------------------------------------------------------------------------
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.58% AND 0.83%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.51% AND 0.76%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.45% AND 0.70%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED SEPTEMBER 30, 2006

                    HYPOTHETICAL
                     ANNUALIZED      BEGINNING         ENDING         EXPENSES
                        TOTAL         ACCOUNT          ACCOUNT       PAID DURING
                       RETURN          VALUE            VALUE         THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares         5.00%        $1,000.00        $1,022.16        $    2.94
Service Shares          5.00%        $1,000.00        $1,020.91        $    4.20
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         5.00%        $1,000.00        $1,022.51        $    2.59
Service Shares          5.00%        $1,000.00        $1,021.26        $    3.85
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         5.00%        $1,000.00        $1,022.81        $    2.28
Service Chares          5.00%        $1,000.00        $1,021.56        $    3.55
--------------------------------------------------------------------------------
(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.58% AND 0.83%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.51% AND 0.76%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.45% AND 0.70%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2007 of the Investment Advisory Agreement (the "Advisory Agreement") for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;
      o     A term sheet describing the material terms of the agreements;
      o     The Annual Report of the Trust for the year ended March 31, 2006;
      o A report, prepared by the Adviser and Administrator and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of each of the portfolios and data about their respective fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and
      o     Quarterly  materials  reviewed  at  prior  meetings  on  each of the portfolio's performance, operations, portfolio and compliance.

      The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the following factors as to each agreement and reached the conclusions described.

      THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The investment objective of each of the Trust's portfolios is to seek to provide safety of principal while achieving as a high a level of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund's portfolio, as well as provided facilities for credit analysis of each of the funds' portfolio securities. With respect to the Government Securities Fund, the Adviser has managed the investment portfolio in order to achieve a Aaa/AAA rating from both Moody's Investors Service and Standard and Poor's, respectively.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with safety of principal while achieving as a high a level of liquidity and of current income.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreements.

      THE INVESTMENT PERFORMANCE OF THE TRUST (AND EACH OF ITS PORTFOLIOS) AND ADVISER.

      The Board reviewed each aspect of each fund's performance and compared its performance with that of their respective benchmarks. It was noted that the materials provided by the

Administrator indicated that compared to each fund's respective benchmark, the Trust's portfolios had investment performance that was either comparable to or favorable for one-, five- and ten-year periods as compared with the benchmark. The Board considered these results to be consistent with the purposes of each of the Trust's portfolios.

      The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

      THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The information provided in connection with renewal contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its respective local competitor and other money market funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

      THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST, AND ITS PORTFOLIOS, GROWS.

      Data provided to the Trustees showed that the asset size of each of the portfolios had been generally increasing in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that each portfolio's fees were generally comparable to those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreements should be renewed without addition of breakpoints at this time.

      BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust's three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust's portfolios than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolios other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR

                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          FOUNDER AND CHAIRMAN EMERITUS

                                Lacy B. Herrmann

                                    OFFICERS

                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR

                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                                    PFPC Inc.
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN

                            JP Morgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	 Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	 Not applicable,


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	 Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	 Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	 Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
December 8, 2006


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
December 8, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2006

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2006








CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.